SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2024
Share-based Payment Arrangements [Abstract] [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
In August 2023, the shareholders of the Company approved the Omnibus Incentive Plan, which allows equity awards to be granted to eligible participants in the form of stock options, restricted share units (RSUs) and performance share units (PSUs). The total number of shares reserved for issuance under the Omnibus Incentive Plan is 10,000,000.

The Omnibus Incentive Plan supplements the existing cash-settled RSU and PSU plans and stock option plan (collectively, the “Existing Plans”). Awards granted under the Existing Plans will remain outstanding and governed by the respective terms of such plans, but no new awards will be granted under any of the Existing Plans. All awards made under the Omnibus Incentive Plan are considered equity-settled arrangements.

The Company’s share-based payment plans consist of two categories: equity-settled share-based payment plans comprised of the stock option plan, a RSU plan and a PSU plan; and cash-settled share-based payments plans that include the stock purchase plan, deferred share units (DSU) plans, a RSU plan and a PSU plan.
Share-based payments expense are as follows:

	2024	2023
Equity-settled plans
Stock option plan	$7.0	$6.1
RSU plan	4.7	—
PSU plan	3.6	—
Cash-settled plans
Stock purchase plan	15.7	12.8
DSU plans	(1.1)	2.6
RSU plan	2.2	6.6
PSU plan	2.4	0.4
Total share-based payments expense	$34.5	$28.5
Impact of equity swap agreements (Note 30)	6.6	5.3
Amount capitalized	(1.0)	(0.9)
Share-based payments expense, net of equity swap (Note 25)	$40.1	$32.9
During the year ended March 31, 2024, $2.8 million (2023 – $0.8 million) of share-based payments expense have been recorded in net income from discontinued operations.

Carrying amount of share-based payments liabilities are as follows:

	2024	2023
Cash-settled plans
DSU plans	$41.6	$48.4
RSU plan	9.1	13.4
PSU plan	10.5	12.7
Total carrying amount of share-based payments liabilities	$61.2	$74.5
Current portion	9.9	11.3
Non-current portion (Note 21)	$51.3	$63.2

Stock option plan
Stock options to purchase common shares of the Company are granted to certain employees, officers and executives of the Company. The stock option exercise price is equal to the common shares weighted average price on the TSX of the five days of trading prior to the grant date. Stock options vest over four years of continuous employment from the grant date. The stock options must be exercised within a seven-year period, but are not exercisable during the first year after the grant date.

Changes in outstanding stock options are as follows:

		2024		2023
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,323,537	$26.63	6,783,444	$25.08
Granted	735,274	28.66	624,700	32.92
Exercised	(405,943)	19.34	(882,167)	18.49
Forfeited	(192,946)	31.04	(202,440)	29.28
Stock options outstanding, end of year	6,459,922	$27.19	6,323,537	$26.63
Stock options exercisable, end of year	4,533,751	$26.57	3,877,399	$25.62

During the year ended March 31, 2024, the weighted average market share price for stock options exercised was $30.33 (2023 ⁃ $31.95).
As at March 31, 2024, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$20.24 to $23.41	2,673,494	2.22	$21.07	2,138,244	$21.20
$26.78 to $29.62	1,739,349	3.24	27.76	1,053,806	27.18
$30.13 to $38.01	2,047,079	3.58	34.70	1,341,701	34.66
Total	6,459,922	2.93	$27.19	4,533,751	$26.57

During the year ended March 31, 2024, the weighted average fair value of stock options granted was $10.12 (2023 – $10.85).

The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2024	2023
Common share price	$27.85	$30.87
Exercise price	$28.66	$32.92
Dividend yield	0.72%	0.65%
Expected volatility	41.88%	42.12%
Risk-free interest rate	3.73%	3.30%
Expected stock option life	4.5 years	4.5 years

Expected volatility is estimated by considering historical average common share price volatility over the expected life of the stock options.

Equity-settled restricted share unit (RSU) plan
RSUs are granted to certain employees, officers and executives of the Company. RSUs are settled in shares, either issued from treasury or purchased on the open market, in cash or in a combination thereof, at the discretion of the Company. Restriction criteria include continuing employment for a period of up to three years. RSUs are settled three years after the grant date.

Changes in outstanding equity-settled RSUs are as follows:

	2024	2023
Equity-settled RSUs outstanding, beginning of year	—	—
Granted	304,142	—
Cancelled	(11,104)	—
Settled in cash	(404)	—
Equity-settled RSUs outstanding, end of year	292,634	—
Equity-settled RSUs vested, end of year	168,681	—

Equity-settled performance share unit (PSU) plan
PSUs are granted to certain employees, officers and executives of the Company. PSUs are settled in shares, either issued from treasury or purchased on the open market, in cash or in a combination thereof, at the discretion of the Company. The target rate of granted units is multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. PSUs are settled three years after the grant date.

Changes in outstanding equity-settled PSUs are as follows:

	2024	2023
Equity-settled PSUs outstanding, beginning of year	—	—
Granted	812,603	—
Cancelled	(30,604)	—
Settled in cash	(1,213)	—
Equity-settled PSUs outstanding, end of year	780,786	—
Equity-settled PSUs vested, end of year	489,134	—
Cash-settled stock purchase plan
Employees of the Company and its participating subsidiaries can acquire common shares through regular payroll deductions. The Company contributes $1 for every $2 of employee contributions, up to a maximum of 3% of the employee’s base salary. The employee and Company’s contributions are remitted to an independent plan administrator who purchases common shares on the market on behalf of the employee.

Cash-settled deferred share unit (DSU) plans
Non-employee directors holding less than the minimum required holdings of common shares of the Company receive their Board retainer compensation in the form of deferred share units (DSUs). A non-employee director holding no less than the minimum required holdings of common shares may also elect to participate in the DSU plan in respect of part or all of his or her retainer. Such retainer amount is converted to DSUs based on the common shares price on the TSX on the date such retainer becomes payable to the non‑employee director.

Certain executives can elect to defer a portion or entire short-term incentive payment to the DSU plan on an annual basis. Such deferred short-term incentive amount is converted to DSUs based on the common shares weighted average price on the TSX of the five days of trading prior to the date such incentive becomes payable to the executives.

DSUs entitle the holders to receive a cash payment equal to the common shares closing price on the TSX on the payment date, or, in certain cases, the weighted average price of the five days prior to the payment date. Holders are also entitled to dividend equivalents payable in additional DSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

DSUs vest immediately and are paid upon any termination of employment or when a non-employee director ceases to act as a director.

Changes in outstanding DSUs are as follows:

	2024	2023
DSUs outstanding, beginning of year	1,586,384	1,557,007
Granted	118,667	181,288
Redeemed	(217,637)	(151,911)
DSUs vested and outstanding, end of year	1,487,414	1,586,384

As at March 31, 2024, vested and outstanding DSUs includes 833,090 DSUs (2023 – 850,392) granted to certain employees, officers and executives of the Company under previous plans, which are paid upon any termination of employment of the holder. Under the previous plans, holders are also entitled to dividend equivalents payable in additional DSUs in an amount equal to the dividends paid on the common shares from the date of issuance to the payment date.

Cash-settled restricted share unit (RSU) plan
Restricted share units (RSUs) are granted to certain employees, officers and executives of the Company. RSUs entitle the holders to receive a cash payment based on the average closing price on the TSX for the 20 trading days preceding the vesting date, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. RSUs are paid three years after the grant date. Following the adoption of the Omnibus Incentive Plan, no new awards will be granted under this plan.

Changes in outstanding cash-settled RSUs are as follows:

	2024	2023
Cash-settled RSUs outstanding, beginning of year	646,231	607,039
Granted	—	247,197
Cancelled	(12,369)	(31,505)
Redeemed	(229,825)	(176,500)
Cash-settled RSUs outstanding, end of year	404,037	646,231
Cash-settled RSUs vested, end of year	332,420	438,656

Cash-settled performance share unit (PSU) plan
Performance share units (PSUs) are granted to certain employees, officers and executives of the Company. PSUs entitle the holders to receive a cash payment equal to the average closing price on the TSX of the common shares for the 20 trading days preceding the vesting date multiplied by a factor which ranges from 0% to 200% based on the attainment of performance criteria set out pursuant to the plan, if restriction criteria are met. Restriction criteria include continuing employment for a period of up to three years. PSUs are paid three years after the grant date. Following the adoption of the Omnibus Incentive Plan, no new awards will be granted under this plan.
Changes in outstanding cash-settled PSUs are as follows:

	2024	2023
Cash-settled PSUs outstanding, beginning of year	1,148,302	847,171
Granted	—	817,218
Cancelled	(83,204)	(48,601)
Redeemed	(152,817)	(467,486)
Cash-settled PSUs outstanding, end of year	912,281	1,148,302
Cash-settled PSUs vested, end of year	711,745	687,120